Impairment test (Details) $ in Millions	1 Months Ended
	Sep. 30, 2023 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 2,063.4
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	9.1
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	63.8	[1],[2]
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	1,598.7	[2]
Containers and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 391.8	[2]

[1]	Impairment loss in the amount of US$ 28.5 million was included in Other operating expenses.
[2]	Including right-of-use assets.